Vessels, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,807,654	$ 1,686,590
Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	50,171	62,588
Acquisitions, improvements and other vessel costs	90,167	58,476
Vessels, Ending Balance	1,947,992	1,807,654
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(434,521)	(366,215)
Depreciation	(72,668)	(68,306)
Accumulated depreciation, Ending Balance	(507,189)	(434,521)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,373,133	1,320,375
Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	50,171	62,588
Acquisitions, improvements and other vessel costs	90,167	58,476
Depreciation	(72,668)	(68,306)
Vessels net book value, Ending Balance	$ 1,440,803	$ 1,373,133